CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares [Member]	Treasury stock [Member]	Additional paid in capital [Member]	Accumulated Loss [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2011	$ 452,026,227	$ 17,571		$ 142,511,581	$ 150,204,956	$ 18,444,123	$ 140,847,996
Balance, shares at Dec. 31, 2011		175,714,103
Net (loss) income	(115,637,415)				(111,928,941)		(3,708,474)
Other comprehensive income	3,838,790					2,206,182	1,632,608
Share-based compensation	2,249,834			2,249,834
Stock Repurchases	(500,724)	(283)	(494,928)	(5,513)
Stock Repurchases, shares		(2,836,670)
Disposal of Nanjing Daqo New Energy Co., Ltd	(1,099,299)					(1,099,299)
Balance at Dec. 31, 2012	340,877,413	17,288	(494,928)	144,755,902	38,276,015	19,551,006	138,772,130
Balance, shares at Dec. 31, 2012		172,877,433
Net (loss) income	(221,090,508)				(70,943,484)		(150,147,024)
Other comprehensive income	5,543,033					4,148,190	1,394,843
Share-based compensation	1,881,401			1,881,401
Deconsolidation of Daqo New Material Co., Ltd.	9,980,051						9,980,051
Options Exercised	135,171	55	96,256	38,860
Options Exercised, shares		550,420
Balance at Dec. 31, 2013	137,326,561	17,343	(398,672)	146,676,163	(32,667,469)	23,699,196
Balance, shares at Dec. 31, 2013		173,427,853
Net (loss) income	16,649,176				16,649,176
Other comprehensive income	(3,662,013)					(3,662,013)
Share-based compensation	1,792,819			1,792,819
Follow-on equity offering, net of issuance costs	54,624,447	5,000		54,619,447
Follow-on equity offering, net of issuance costs, shares		50,000,000
Options Exercised	37,080	15		37,065
Options Exercised, shares		150,000
Balance at Dec. 31, 2014	$ 206,768,070	$ 22,358	$ (398,672)	$ 203,125,494	$ (16,018,293)	$ 20,037,183
Balance, shares at Dec. 31, 2014		223,577,853